Reclassifications	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Reclassifications
35	RECLASSIFICATIONS
During the year ended December 31, 2022, the Group’s “content monitoring and moderation” services were renamed as “content, trust and safety” services. The change reflects the industry’s broader view that content moderation services are part of a larger group of services that includes other trust and safety related services and helps enhance the Group’s ability to track performance.
Revenue for trust and safety related services that were previously classified under omnichannel CX solutions and other service fees respectively are now reported as content, trust and safety services.

As a result of the above, the prior year presentation was adjusted to reflect such presentation. Refer to the table below for more details.

Revenue	2021	2020
	S$’000	S$’000
Before the change:
Omnichannel CX solutions	346,582	283,427
Sales and digital marketing	114,718	66,235
Content monitoring and moderation	85,890	80,170
Other business process services and other services	8,008	4,891

	555,198	434,723

After the change:
Omnichannel CX solutions	334,047	273,174
Sales and digital marketing	114,718	66,235
Content, trust and safety	103,538	92,452
Other business process services and other services	2,895	2,862

	555,198	434,723